                        SUPPLEMENT TO THE PROSPECTUS OF
                            TCW GALILEO FUNDS, INC.
                              Dated: March 1, 2000

     Under the section titled "Fund Expenses and Expense Example" on page 16, the first paragraph is amended to add the following sentence:

     However, the European Equities Fund has a 1.00% short-term redemption/exchange fee on shares owned less than 90 days.

     The Fee Table on page 9 is also amended to reflect the 1.00% short-term redemption/exchange fee for the European Equities Fund.

     Under the section titled "TCW Galileo Large Cap Value Fund" on Page 22, N. John Snider is added as a portfolio manager.

     Under the section titled "TCW Galileo High Yield Bond Fund" on page 31 Mark
L. Attanasio is deleted and James M. Hassett added as a portfolio manager.

     Under the section titled "Portfolio Managers - Large Cap Value Fund" on page 52, the following individual is added:

     N. John Snider                       Managing Director, the Adviser,
                                          TCW Asset Management
                                          Company and Trust Company of
                                          the West since April 2000.
                                          Previously, Mr. Snider was a Vice
                                          President and Portfolio Manager
                                          at Provident Investment Counsel
                                          from October 1998 to April 2000.
                                          Prior to that, he was a portfolio
                                          manager at Arco Investment
                                          Management Company.

Under the subsection titled "Portfolio Managers - High Yield Bond Fund" on page 53 the following individual is added:

     James M. Hassett                     Senior Vice President, the
                                          Adviser, TCW Asset
                                          Management Company and Trust
                                          Company of the West since April
                                          1995.  Previously he was a
                                          Research Analyst for Crescent
                                          Capital Corporation.

July 20, 2000                                                    N Class